Short-Term Revolving Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Short-Term Revolving Loans

6. Short-Term Revolving Loans

In 2020, the Company received funds under four unsecured Working Capital Loan Agreements (“WC Loans”). As of December 31, 2022, the loans had been repaid and a balance of $0 was outstanding. Under the WC Loan Agreements and in accordance with the modified terms, the Company was subject to monthly extended maturity interest of one percent on the ending outstanding monthly balance which increased one percent for each month beyond the extended maturity date. The WC Loans were repaid in full in April 2022.

The terms of each WC Loan are summarized below:

●	$200,000 limit – dated March 22, 2020; monthly interest-only payments at 15% annual interest; principal due 12 months from date of issue. This note was modified effective January 1, 2021 to extend the maturity date to December 31, 2021. The Company paid $50,000 towards the principal balance in November 2021. The balance of $150,000 was paid in full in April 2022 (see below).
●	$400,000 limit – dated August 31, 2020; monthly interest-only payments at 10% annual interest; pursuant to the WC Loan, the maturity was to be determined by mutual agreement and was to be at least 30 days after a maturity date is agreed upon. The note was modified effective January 1, 2021 to establish a maturity date of December 31, 2021, and was paid in full in April 2022 (see below).

All fees incurred in connection with obtaining and modifying these agreements were nominal and, given the short-term maturity of one year, were expensed as incurred. There was no accounting impact to the financial statements related to the modifications.

6.    Short-Term Revolving Loans

From January 2020 to October 2020, the Company received funds totaling $900,000 under four unsecured Working Capital Loan Agreements (“WC Loans”) from two different third-party lenders. As of December 31, 2021, a balance of $550,000 remained outstanding under the WC Loan Agreements and in accordance with the modified terms, the Company was subject to monthly extended maturity interest of one percent on the ending outstanding monthly balance which increased one percent for each month beyond the extended maturity date. The WC Loans were repaid in full in April 2022.

The terms of each WC Loan are summarized below:

·	$150,000 limit - dated January 25, 2020; monthly interest-only payments at 10% annual interest, principal payment of $70,000 paid during the year ended December 31, 2020, balance of $80,000 due 12 months from date of issue and paid in full at maturity in 2021.

·	$150,000 limit - dated January 28, 2020; monthly interest-only payments at 12% annual interest; principal due 12 months from date of issue. This note was modified effective January 1, 2021 to extend the maturity date to December 31, 2021 (see below) and was paid in full with a payment of $50,000 in July 2021 and $100,000 in September 2021.

·	$200,000 limit – dated March 22, 2020; monthly interest-only payments at 15% annual interest; principal due 12 months from date of issue. This note was modified effective January 1, 2021 to extend the maturity date to December 31, 2021. The Company paid $50,000 towards the principal balance in November 2021. The balance of $150,000 was paid in full in April 2022 (see below).

·	$400,000 limit – dated August 31, 2020; monthly interest-only payments at 10% annual interest; pursuant to the WC Loan, the maturity was to be determined by mutual agreement and was to be at least 30 days after a maturity date is agreed upon. The note was modified effective January 1, 2021 to establish a maturity date of December 31, 2021, and was paid in full in April 2022 (see below).

Effective January 1, 2021, as noted above, three of the working capital loan agreements, all from the same investor, were modified. The modification was to extend the maturity date on two of the notes from January 28, 2021 and March 22, 2021 to December 31, 2021, and to establish a maturity date of December 31, 2021 for the WC Loan that left the maturity date open to negotiations in the original agreement.

As of December 31, 2021, a balance of $550,000 remained outstanding under the WC Loan Agreements and in accordance with the modified terms, the Company was subject to monthly extended maturity interest of one percent on the ending outstanding monthly balance which increased one percent for each month beyond the extended maturity date. The Company remained in compliance with all interest payments and paid the WC Loans in full in April 2022.

All fees incurred in connection with obtaining and modifying these agreements were nominal and, given the short-term maturity of one year, were expensed as incurred. There was no accounting impact to the financial statements related to the modifications.